SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - CADV Ventures S.A [Member]	Jan. 06, 2026
Clomar [Member]
Subsequent Event [Line Items]
Acquisition share percentage	100.00%
Sale of stock percentage transferred	99.90%
Kogom Ltd [Member]
Subsequent Event [Line Items]
Acquisition share percentage	99.90%